Unaudited consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Current assets
Cash and cash equivalents	$ 43,732	$ 42	$ 955
Trade and other receivables	20,881	53
Inventories	22,293
Current derivative financial assets	714
Prepayments and other current assets	1,338	201	340
Total current assets	88,958	296	1,295
Non-current assets
Property, plant and equipment	1,252,903
Inventories	315
Investments		268,909	265,156
Non-current derivative financial assets	8,505
Prepayments and other non-current assets	54	986	187
Total non-current assets	1,261,777	269,895	265,343
Total assets	1,350,735	270,191	266,638
Current liabilities
Trade and other payables	63,754	927	604
Lease liability	5,167
Loans and borrowings	42,545	786
Current derivative financial liabilities	11,792
Provisions	12,891
Other financial liabilities	89,910	16,519
Total current liabilities	226,059	18,232	604
Non-current liabilities
Lease liability	11,080
Loans and borrowings	383,362
Non-current derivative financial liabilities	65,863	7,443	8,440
Deferred tax liability	141,472
Provisions	25,925
Other financial liabilities	135,746	264,477	253,530
Total non-current liabilities	763,448	271,920	261,970
Total liabilities	989,507	290,152	262,574
Net assets	361,228	(19,961)	4,064
Equity
Ordinary shares	413,186	1	1
Additional paid-in capital	1,236	969	24
(Accumulated deficit) / retained earnings	(53,194)	(20,931)	4,039
Total equity	$ 361,228	$ (19,961)	$ 4,064